Right-of-use assets - Summary of Breakdown for Right-Of-Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 581,437
Impairment	(6,101)	€ (4,979)
Balance at end of period	614,020
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,150,764
Additions	161,612
Disposals	(24,969)
Exchange differences	(82,807)
Reclassification	1,880
Balance at end of period	1,206,480
Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(569,327)
Disposals	19,962
Exchange differences	44,299
Reclassification	(1,034)
Amortization	(82,314)
Impairment	(4,046)
Balance at end of period	(592,460)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	575,933
Balance at end of period	607,717
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,141,589
Additions	159,077
Disposals	(23,350)
Exchange differences	(82,765)
Reclassification	1,880
Balance at end of period	1,196,431
Land and buildings | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(565,656)
Disposals	18,741
Exchange differences	44,268
Reclassification	(1,034)
Amortization	(80,987)
Impairment	(4,046)
Balance at end of period	(588,714)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	113
Balance at end of period	40
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	164
Additions	8
Disposals	(86)
Exchange differences	(4)
Reclassification	0
Balance at end of period	82
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(51)
Disposals	30
Exchange differences	1
Reclassification	0
Amortization	(22)
Impairment	0
Balance at end of period	(42)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,391
Balance at end of period	6,263
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	9,011
Additions	2,527
Disposals	(1,533)
Exchange differences	(38)
Reclassification	0
Balance at end of period	9,967
Other right-of-use assets | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,620)
Disposals	1,191
Exchange differences	30
Reclassification	0
Amortization	(1,305)
Impairment	0
Balance at end of period	€ (3,704)